Real Estate Investments, Net (Summary of Intangible Assets and Liabilities Future Amortization Expense) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Amortization Expense
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, remainder 2020	$ 6,248
Finite-lived intangible assets, amortization expense, 2021	11,323
Finite-lived intangible assets, amortization expense, 2022	9,317
Finite-lived intangible assets, amortization expense, 2023	7,443
Finite-lived intangible assets, amortization expense, 2024	6,658
Rental Income
Finite-Lived Intangible Assets [Line Items]
Below market leases, amortization income, remainder 2020	38
Below market leases, amortization income, 2021	276
Below market leases, amortization income, 2022	563
Below market leases, amortization income, 2023	788
Below market leases, amortization income, 2024	695
In-place leases | Amortization Expense
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, remainder 2020	5,942
Finite-lived intangible assets, amortization expense, 2021	10,710
Finite-lived intangible assets, amortization expense, 2022	8,704
Finite-lived intangible assets, amortization expense, 2023	6,830
Finite-lived intangible assets, amortization expense, 2024	6,070
Other intangible assets | Amortization Expense
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, remainder 2020	306
Finite-lived intangible assets, amortization expense, 2021	613
Finite-lived intangible assets, amortization expense, 2022	613
Finite-lived intangible assets, amortization expense, 2023	613
Finite-lived intangible assets, amortization expense, 2024	588
Market lease and other intangible assets | Rental Income
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, remainder 2020	866
Finite-lived intangible assets, amortization expense, 2021	993
Finite-lived intangible assets, amortization expense, 2022	645
Finite-lived intangible assets, amortization expense, 2023	307
Finite-lived intangible assets, amortization expense, 2024	260
Below-market lease liabilities | Rental Income
Finite-Lived Intangible Assets [Line Items]
Below market leases, amortization income, remainder 2020	904
Below market leases, amortization income, 2021	1,269
Below market leases, amortization income, 2022	1,208
Below market leases, amortization income, 2023	1,095
Below market leases, amortization income, 2024	$ 955